SHARE CAPITAL - Disclosure of performance share units plan (Details) - shares		12 Months Ended
	Mar. 02, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Performance share units, outstanding, beginning of year		878,000	1,158,000
Granted		635,000	471,000
Cancelled		(435,000)	(140,000)
Settled	(205,918)	0	(611,000)
Performance share units, outstanding, end of year		1,078,000	878,000